SEGMENT DISCLOSURES (Narrative) (Details) - Exploration [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CHILE [Member]
Disclosure Of Segments [Line Items]
Costs incurred	$ 1,080	$ 1,545
UNITED STATES [Member]
Disclosure Of Segments [Line Items]
Costs incurred	$ 43	$ 120